AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 398	SFr 362	SFr 276	SFr 760	SFr 354
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	60	13	18	73	22
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(2)	0	0	(2)	23
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7)	0	0	(7)	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	122	59	68	181	136
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(29)	(31)	(28)	(60)	(67)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(37)	(39)	(36)	(76)	(86)
Income tax expense/(benefit)	8	8	8	16	19
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	72	70	80	142	160
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	90	88	100	178	200
Income tax expense/(benefit)	(18)	SFr (18)	(20)	(36)	(40)
Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases					23
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 330		SFr 289	629	386
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				70	18
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				(2)	23
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				(7)	0
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				118	64
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				22	25
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax				26	31
Income tax expense/(benefit)				SFr (4)	(6)
Bank | Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases					SFr 23